Income Taxes - Reconciliation of the statutory federal income tax rate (benefit) (Details) - USD ($)		2 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
	Jan. 31, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Change in valuation allowance							$ 290,181	$ 7,958,000	$ 5,505,000
Income Tax Expense (Benefit)					$ 0	$ 0	$ 0	$ 0	$ 0
Statutory federal income tax rate (in percent)	21.00%	21.00%	21.00%	21.00%	21.00%		21.00%	21.00%	28.00%
Change in fair value of derivative warrant liabilities (in percent)							(855.90%)
Offering costs allocated to derivative warrant liabilities (in percent)							214.00%	(0.30%)	0.50%
Change in valuation allowance (in percent)							620.90%	(17.00%)	(14.10%)
Effective tax rate					0.00%	0.00%	0.00%	0.00%	0.00%
Valuation allowance							$ 113,276,000	$ 113,276,000	$ 108,300,000